Non-controlling Interests - Income Statement (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated subsidiaries information
Revenues	$ 62,260,864	$ 66,222,836	$ 68,615,768
Net (loss) income	(8,328,380)	(8,807,252)	45,283,824
Comprehensive (loss) income	(11,352,129)	(7,895,536)	$ 48,068,404
Empresas Cablevision
Consolidated subsidiaries information
Revenues	14,628,084	15,125,879
Net (loss) income	(93,660)	(882,775)
Comprehensive (loss) income	$ (110,247)	(878,777)
Sky
Consolidated subsidiaries information
Revenues		17,585,229
Net (loss) income		(61,224)
Comprehensive (loss) income		$ (175,719)